Condensed Consolidated Interim Income Statement (Unaudited) - EUR (€) € in Millions	6 Months Ended
	Jul. 02, 2021	Jun. 26, 2020
Profit or loss [abstract]
Revenue	€ 5,918	€ 4,837
Cost of sales	(3,840)	(3,168)
Gross profit	2,078	1,669
Selling and distribution expenses	(1,033)	(961)
Administrative expenses	(525)	(440)
Operating profit	520	268
Finance income	14	17
Finance costs	(78)	(72)
Total finance costs, net	(64)	(55)
Non-operating items	(1)	(2)
Profit before taxes	455	211
Taxes	(209)	(85)
Profit after taxes	246	126
Profit attributable to shareholders	244	126
Profit attributable to non-controlling interests	€ 2	€ 0
Basic earnings per share (in EUR per share)	€ 0.54	€ 0.28
Diluted earnings per share (in EUR per share)	€ 0.53	€ 0.28